Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	26 Trade and Other Payables

	2025	2024
	$m	$m
Amounts due to exchanges, clearing houses and other counterparties[1]	378.3	1,407.5
Amounts due to Prime Brokers[1]	733.6	1,017.1
Amounts payable to clients[1]	8,951.7	6,236.9
Accruals	568.2	468.3
Settlement balances[1]	2,096.4	482.3
Other tax and social security taxes	22.5	9.9
Other creditors[1]	138.5	118.4
Bank overdrafts	67.2	—
	12,956.4	9,740.4
1.During 2025 the Group made a voluntary change in presentation to separate Amounts due to Prime Brokers and Settlement balances from within Amounts due to exchanges, clearing houses and other counterparties and Amounts payable to clients. Trade payables, Deferred income  and Other creditors were also combined into a single category of Other creditors.  The Group considers this revised view to provide more useful information.
Trade and other payables mainly comprise the following:
Amounts due to exchanges, clearing houses and other counterparties
These balances primarily include cash amounts payable to exchanges where the Group is required to meet margin requirements, either initial or daily variation margin. These margin requirements are there to secure futures, options and other OTC products, including forwards. These amounts represent financial liabilities that are recorded at amortized cost.
Amounts due to Prime Brokers
Amounts payable to clients and Amounts due to Prime Brokers. Amounts due to Prime Brokers
include cash, realized and unrealized gains or losses on futures and options and margin financing.
Amounts payable to clients
The Group’s relationships with its clients are governed by the legal agreements that are signed between the parties. The amounts due to other counterparties specifically addresses the cash received from clients for Clearing and Prime Brokerage activity under these legal agreements. The legal agreements underpin the various different components of a balance with the client; ranging from cash, to realized and unrealized gains or losses on futures and options, to margin financing. As they are governed by a single legal agreement, they will be accounted for as a single unit of account. As financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or
(iii) designated at FVTPL, the single unit of account is initially recorded at fair value but then remeasured at amortized cost. The one exception being the amounts due to clients which relate to the settlement of contracts at the London Metal Exchange (‘LME’), where the Group is subject to the settlement and margining requirements of LME Clear.
Where clients are requesting to clear LME forward contracts, these contracts do not settle until the prompt date and cannot be said to settle daily. Any outstanding LME forwards cleared by the Group will be treated as an amount due to clients constituting a hybrid instrument which comprises of cash for initial margin, cash collateral and the outstanding forward which will settle in the future.
As a hybrid instrument, the entire instrument will be categorized as a financial liability held at
FVTPL.
26      Trade and Other Payables continued
Amounts payable to clients include the total of excess pertaining to client activity in exchange traded futures, options and OTC derivative trading accounts. Client excesses arise from realized and unrealized trading losses as well as any margin transactions. Client excess accounts are reported gross of client accounts that contain net debit or negative balances, except where a right of offset exists, or where the agreement with the client is operated under a title transfer collateral agreement (TTCA). Clients which operate under TTCA agreements represent a single legal agreement, and in particular where these clients are provided clearing services by the Group, each client is accounted for as a single unit of account, within amounts receivable from clients measured at amortized cost, except as above when the client activity relates to outstanding LME forwards.
Other creditors
Other creditors primarily relate to brokerage and physical commodity invoices. Included in other creditors are financial liabilities measured at fair value through profit or loss of $25.5m (2024: $7.4m), such as provisionally priced invoices on physical commodity contracts.
Settlement balances
Settlement balances primarily relate to short-term settlement balances arising from transactions recognized on a trade date basis. These amounts settle within a few days through established clearing mechanisms and represent intermediary cash flows rather than trading positions.
The Directors consider that the carrying amount of trade and other payables is not materially different to their fair value.
(a) Segregated balances
Included in Amounts payable to clients and amounts due to exchanges, clearing houses and other counterparties are segregated balances of $4,789.2m (2024: $4,733.5m) and non-segregated balances of
$5,274.4m (2024: $4,038.8m).